                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
               (Address of principal executive offices) (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders

SunAmerica Senior Floating Rate Fund, Inc. Semiannual report at June 30, 2006.

             2006
             Semi-annual
SunAmerica   Report
--------------------------

[PHOTO]



                                    [GRAPHIC]



Senior Floating Rate Fund

                        Table of Contents

                    SHAREHOLDERS' LETTER...............  1
                    STATEMENT OF ASSETS AND LIABILITIES  2
                    STATEMENT OF OPERATIONS............  3
                    STATEMENT OF CHANGES IN NET ASSETS.  4
                    STATEMENT OF CASH FLOWS............  5
                    FINANCIAL HIGHLIGHTS...............  6
                    PORTFOLIO OF INVESTMENTS........... 10
                    NOTES TO FINANCIAL STATEMENTS...... 18
                    DIRECTORS AND OFFICERS INFORMATION. 25
                    SPECIAL MEETING OF SHAREHOLDERS.... 27

        June 30, 2006                                         SEMI-ANNUAL REPORT


        Shareholders' Letter


Dear Shareholders,

   We are pleased to present the semi-annual shareholder report for the SunAmerica Senior Floating Rate Fund for the six-month period ending June 30, 2006. This period began on a very strong note, with institutional new issue volume setting a record pace of more than US$160 billion. As was the case in 2005, much of this volume was spurred by mergers and acquisitions activity.

   Demand for bank loans was exceedingly strong during the first half of the year. Many issuers took advantage of these market conditions to reprice their loans. Offsetting the spread compression was the steady increase in LIBOR (London Interbank Offered Rate). About mid-way through the six-month period, the market reached an inflection point. The huge supply of bank loans finally absorbed the excess loan demand and the bank-loan asset class began to trade at more normalized levels. This is best illustrated by the average bid of a composite of large, liquid loans tracked by a division of Standard & Poors. The average bid price of this loan composite reached a high for the year of $101.05 on March 2. Shortly thereafter, the market reversed course, bringing the average bid price to a 13-month low of $99.91 on June 29.

   The drop in the average bid price of the loan market negatively impacted our portfolio's net asset value, but overall, the recent change in market conditions will benefit investors. In general, spreads are widening, structures are improving and investors should have the opportunity to find better value in the secondary market given current market levels.

   We thank you for your continued investment in the Fund.

Sincerely,

The SunAmerica Senior Floating Rate Fund Portfolio Managers

AIG Global Investment Group

Thomas G. Brandt
John G. Lapham
Steven S. Oh

--------
The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

Past performance is no guarantee of future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2006 (unaudited)

ASSETS:
Long-term investment securities, at value (unaffiliated)*......... $208,745,882
Short-term investment securities, at value (unaffiliated)*........    4,536,632
                                                                   ------------
  Total investments...............................................  213,282,514
Receivable for:
  Fund shares sold................................................      369,040
  Dividends and interest..........................................    2,427,632
  Investments sold................................................    4,654,002
Prepaid expenses and other assets.................................      102,833
Due from investment adviser for expense reimbursements/fee waivers       67,272
Due from distributor for fee waivers..............................       40,719
                                                                   ------------
  Total assets....................................................  220,944,012
                                                                   ------------
LIABILITIES:
Payable for:
  Fund shares repurchased.........................................   12,076,499
  Investments purchased...........................................    5,472,222
  Investment advisory and management fees.........................      157,128
  Distribution and service maintenance fees.......................      122,260
  Administration fees.............................................       73,942
  Directors' fees and expenses....................................       18,428
  Other accrued expenses..........................................      197,311
Dividends payable.................................................      458,135
Commitments (Note 11).............................................           --
                                                                   ------------
  Total liabilities...............................................   18,575,925
                                                                   ------------
   Net assets..................................................... $202,368,087
                                                                   ============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $.01............................... $    215,610
Additional paid-in capital........................................  230,625,789
                                                                   ------------
                                                                    230,841,399
Accumulated undistributed net investment income (loss)............      (39,753)
Accumulated undistributed net realized gain (loss) on investments.  (27,379,381)
Unrealized appreciation (depreciation) on investments.............   (1,054,178)
                                                                   ------------
  Net assets...................................................... $202,368,087
                                                                   ============

                                                              Class A    Class B     Class C      Class D
NET ASSET VALUES:                                             -------- ----------- ------------ ------------
Net assets................................................... $379,663 $25,562,017 $158,728,298 $ 17,698,109
Shares outstanding...........................................   40,443   2,723,344   16,911,385    1,885,783
Net asset value, offering and repurchase price per share
 (excluding any applicable contingent deferred sales charges) $   9.39 $      9.39 $       9.39 $       9.39
                                                              ======== =========== ============ ============
*COST
  Long-term investment securities (unaffiliated).............................................   $209,800,060
                                                                                                ============
  Short-term investment securities (unaffiliated)............................................   $  4,536,632
                                                                                                ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2006 (unaudited)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $7,573,824
Dividends (unaffiliated)..........................................................    117,447
Facility and other fee income (Note 2)............................................    353,362
                                                                                   ----------
   Total investment income........................................................  8,044,633
                                                                                   ----------
EXPENSES:
Investment advisory and management fees...........................................    887,031
Administration fees...............................................................    417,427
Distribution and service maintenance fees:
  Class A.........................................................................        472
  Class B.........................................................................     96,355
  Class C.........................................................................    595,229
Transfer agent fees and expenses:
  Class A.........................................................................      1,277
  Class B.........................................................................     10,210
  Class C.........................................................................     36,243
  Class D.........................................................................      5,143
Registration fees:
  Class A.........................................................................      3,192
  Class B.........................................................................      5,570
  Class C.........................................................................      8,860
  Class D.........................................................................      6,673
Accounting service fees...........................................................     34,350
Custodian fees....................................................................     47,529
Reports to shareholders...........................................................     92,327
Audit and tax fees................................................................     42,024
Legal fees........................................................................     40,513
Directors' fees and expenses......................................................     25,454
Interest expense..................................................................        116
Other expenses....................................................................     39,258
                                                                                   ----------
   Total expenses before fee waivers, expense reimbursements and custody credits..  2,395,253
   Fees waived and expenses reimbursed by investment adviser and distributor......   (629,006)
   Custody credits earned on cash balances........................................       (356)
                                                                                   ----------
   Net expenses...................................................................  1,765,891
                                                                                   ----------
Net investment income (loss)......................................................  6,278,742
                                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................    318,131
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....   (374,465)
                                                                                   ----------
Net realized and unrealized gain (loss) on investments............................    (56,334)
                                                                                   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $6,222,408
                                                                                   ==========

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           June 30,       ended
                                                                                             2006      December 31,
                                                                                          (unaudited)      2005
                                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $  6,278,742  $  9,753,762
  Net realized gain (loss) on investments (unaffiliated)................................      318,131        14,295
  Net unrealized gain (loss) on investments (unaffiliated)..............................     (374,465)     (618,514)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    6,222,408     9,149,543
                                                                                         ------------  ------------

Distributions To Shareholders From:
  Net investment income (Class A).......................................................      (11,761)      (16,613)
  Net investment income (Class B).......................................................     (765,501)   (1,163,563)
  Net investment income (Class C).......................................................   (4,729,080)   (7,353,487)
  Net investment income (Class D).......................................................     (772,452)   (1,212,647)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (6,278,794)   (9,746,310)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3)     (889,403)  (26,056,887)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................     (945,789)  (26,653,654)
                                                                                         ============  ============
NET ASSETS:
Beginning of period.....................................................................  203,313,876   229,967,530
                                                                                         ------------  ------------
End of period+.......................................................................... $202,368,087  $203,313,876
                                                                                         ============  ============

--------
+Includes accumulated undistributed net investment income (loss)........................ $    (39,753) $    (39,701)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the six months ended June 30, 2006 -- (unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations...................................................................... $  6,222,408

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities
  Purchase of loans.............................................................................................  (73,215,592)
  Proceed from loans sold.......................................................................................   29,517,664
  Loan principal paydowns.......................................................................................   37,952,035
  Proceeds from short-term securities sold......................................................................    5,278,173
  Accretion of facility fee income..............................................................................      (43,312)
  Increase in dividends and interest receivable.................................................................     (530,028)
  Increase in receivables for investments sold..................................................................   (3,895,704)
  Decrease in amount due from investment adviser................................................................       17,245
  Increase in amount due from distributor.......................................................................       (2,033)
  Increase in other assets......................................................................................      (77,517)
  Decrease in payable for investments purchased.................................................................   (1,245,417)
  Increase in payable to the adviser............................................................................        7,971
  Increase in other liabilities.................................................................................       90,997
  Unrealized depreciation on investments........................................................................      374,465
  Net realized gain from investments............................................................................     (318,131)
                                                                                                                 ------------
Net cash provided by operating activities....................................................................... $    133,224
                                                                                                                 ------------
Cash flows from financing activities:
Proceeds from shares sold.......................................................................................   31,655,380
Payment on shares repurchased...................................................................................  (29,685,144)
Cash dividends paid (not including reinvested dividends of $4,053,048)..........................................   (2,093,279)
                                                                                                                 ------------
Net cash used by financing activities........................................................................... $   (123,043)
                                                                                                                 ------------
Net increase in cash............................................................................................       10,181
Cash balance at beginning of period.............................................................................      (10,181)
                                                                                                                 ------------
Cash balance at end of period................................................................................... $         --
                                                                                                                 ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS


                                                                                            Class A
                                                                                -----------------------------
                                                                                  For the              For the
                                                                                Six Months           period from
                                                                                   ended      Year    4/28/04*
                                                                                 06/30/06    ended     through
                                                                                (unaudited) 12/31/05  12/31/04
                                                                                ----------- -------- -----------
Net Asset Value, Beginning of Period...........................................   $ 9.39     $ 9.41    $ 9.42
Investment Operations:
Net investment income (loss)@..................................................     0.30       0.43      0.22
Net realized and unrealized gain (loss) on investments.........................    (0.00)     (0.01)    (0.01)
                                                                                  ------     ------    ------
  Total from investment operations.............................................     0.30       0.42      0.21
                                                                                  ------     ------    ------
Distributions:
Dividends from net investment income...........................................    (0.30)     (0.44)    (0.22)
                                                                                  ------     ------    ------
Net Asset Value, End of Period.................................................   $ 9.39     $ 9.39    $ 9.41
                                                                                  ------     ------    ------
Total Return(1)................................................................     3.14%      4.55%     2.22%
Ratios/Supplemental Data
Net assets, end of period ($000's).............................................   $  380     $  401    $  224
Ratio of net expenses to average net assets....................................     1.45%#     1.45%     1.45%#
Ratio of net investment income to average net assets...........................     6.23%#     4.74%     3.44%#
Portfolio turnover rate........................................................       33%        57%       24%
Expense ratio before waiver of fees and reimbursement of expenses..............     4.18%#     4.32%     9.31%#
Net investment income ratio before waiver of fees and reimbursement of expenses     3.50%#     1.87%    (4.42)%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                  Class B
                                         -------------------------------------------------------
                                           For the
                                         Six Months
                                            ended      Year     Year     Year     Year     Year
                                          06/30/06    ended    ended    ended    ended    ended
                                         (unaudited) 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
                                         ----------- -------- -------- -------- -------- --------
Net Asset Value, Beginning of Period....   $  9.39   $  9.41  $  9.33  $  8.78  $  9.03  $  9.64
Investment Operations:
Net investment income (loss)@...........      0.28      0.41     0.29     0.40     0.40     0.58
Net realized and unrealized gain (loss)
 on investments.........................     (0.00)    (0.02)    0.08     0.54    (0.26)   (0.60)
                                           -------   -------  -------  -------  -------  -------
 Total from investment operations.......      0.28      0.39     0.37     0.94     0.14    (0.02)
                                           -------   -------  -------  -------  -------  -------
Distributions:
Dividends from net investment income....     (0.28)    (0.41)   (0.29)   (0.39)   (0.39)   (0.59)
                                           -------   -------  -------  -------  -------  -------
Net Asset Value, End of Period..........   $  9.39   $  9.39  $  9.41  $  9.33  $  8.78  $  9.03
                                           -------   -------  -------  -------  -------  -------
Total Return(1).........................      2.99%     4.24%    3.97%   10.95%    1.54%   (0.41)%
Ratios/Supplemental Data
Net assets, end of period ($000's)......   $25,562   $25,181  $27,530  $26,565  $31,906  $42,335
Ratio of net expenses to average net
 assets.................................      1.75%#    1.75%    1.75%    1.54%    1.45%    1.45%
Ratio of net investment income to
 average net assets.....................      5.96%#    4.36%    3.04%    4.35%    4.42%    6.23%
Portfolio turnover rate.................        33%       57%      24%      75%     112%      69%
Expense ratio before waiver of fees and
 reimbursement of expenses..............      2.43%#    2.38%    2.38%    2.57%    2.51%    2.47%
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................      5.28%#    3.73%    2.41%    3.33%    3.36%    5.21%

--------
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    Class C
                                         -----------------------------------------------------------
                                           For the
                                         Six Months
                                            ended      Year      Year      Year      Year      Year
                                          06/30/06    ended     ended     ended     ended     ended
                                         (unaudited) 12/31/05  12/31/04  12/31/03  12/31/02  12/31/01
                                         ----------- --------  --------  --------  -------- --------
Net Asset Value, Beginning of Period....  $   9.39   $   9.41  $   9.33  $   8.78  $  9.03  $   9.64
Investment Operations:
Net investment income (loss)@...........      0.28       0.42      0.28      0.38     0.40      0.57
Net realized and unrealized gain (loss)
 on investments.........................     (0.00)     (0.03)     0.09      0.56    (0.27)    (0.60)
                                          --------   --------  --------  --------  -------  --------
 Total from investment operations.......      0.28       0.39      0.37      0.94     0.13     (0.03)
                                          --------   --------  --------  --------  -------  --------
Distributions:
Dividends from net investment income....     (0.28)     (0.41)    (0.29)    (0.39)   (0.38)    (0.58)
                                          --------   --------  --------  --------  -------  --------
Net Asset Value, End of Period..........  $   9.39   $   9.39  $   9.41  $   9.33  $  8.78  $   9.03
                                          --------   --------  --------  --------  -------  --------
Total Return(1).........................      2.99%      4.24%     3.97%    10.92%    1.47%    (0.45)%
Ratios/Supplemental Data
Net assets, end of period ($000's)......  $158,728   $154,584  $174,583  $103,726  $86,101  $140,664
Ratio of net expenses to average net
 assets.................................      1.75%#     1.75%     1.75%     1.59%    1.50%     1.50%
Ratio of net investment income to
 average net assets.....................      5.96%#     4.36%     3.06%     4.22%    4.33%     6.28%
Portfolio turnover rate.................        33%        57%       24%       75%     112%       69%
Expense ratio before waiver of fees and
 reimbursement of expenses..............      2.36%#     2.32%     2.35%     2.51%    2.48%     2.52%
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................      5.34%#     3.79%     2.46%     3.31%    3.36%     5.26%

--------
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   Class D
                                         ---------------------------------------------------------
                                           For the                                         For the
                                         Six Months                                      period from
                                            ended      Year     Year     Year     Year    5/02/01*
                                          06/30/06    ended    ended    ended    ended     through
                                         (unaudited) 12/31/05 12/31/04 12/31/03 12/31/02  12/31/01
                                         ----------- -------- -------- -------- -------- -----------
Net Asset Value, Beginning of Period....   $  9.39   $  9.41  $  9.33  $  8.78  $  9.03    $  9.46
Investment Operations:
Net investment income (loss)@...........      0.32      0.47     0.33     0.43     0.43       0.35
Net realized and unrealized gain (loss)
 on investments.........................     (0.02)    (0.03)    0.08     0.54    (0.27)     (0.42)
                                           -------   -------  -------  -------  -------    -------
 Total from investment operations.......      0.30      0.44     0.41     0.97     0.16      (0.07)
                                           -------   -------  -------  -------  -------    -------
Distributions:
Dividends from net investment income....     (0.30)    (0.46)   (0.33)   (0.42)   (0.41)     (0.36)
                                           -------   -------  -------  -------  -------    -------
Net Asset Value, End of Period..........   $  9.39   $  9.39  $  9.41  $  9.33  $  8.78    $  9.03
                                           -------   -------  -------  -------  -------    -------
Total Return(1).........................      3.24%     4.76%    4.49%   11.28%    1.72%     (0.79)%
Ratios/Supplemental Data
Net assets, end of period ($000's)......   $17,698   $23,148  $27,630  $13,369  $15,037    $26,372
Ratio of net expenses to average net
 assets.................................      1.25%#    1.25%    1.25%    1.25%    1.25%      1.25%#
Ratio of net investment income to
 average net assets.....................      6.46%#    4.86%    3.60%    4.63%    4.58%      5.66%#
Portfolio turnover rate.................        33%       57%      24%      75%     112%        69%
Expense ratio before waiver of fees and
 reimbursement of expenses..............      1.66%#    1.60%    1.62%    1.86%    1.77%      2.27%#
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................      6.05%#    4.51%    3.23%    4.02%    4.06%      4.64%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO PROFILE -- June 30, 2006 -- (unaudited)

          Industry Allocation*
          Broadcasting & Entertainment........................  17.32%
          Chemicals, Plastics and Rubber......................   8.32
          Telecommunications..................................   6.62
          Leisure, Amusement, Entertainment...................   6.54
          Healthcare, Education and Childcare.................   5.92
          Hotels, Motels, Inns and Gaming.....................   5.28
          Containers, Packaging and Glass.....................   4.84
          Electronics.........................................   4.55
          Buildings & Real Estate.............................   4.51
          Automobile..........................................   4.19
          Diversified/Conglomerate Manufacturing..............   4.02
          Printing and Publishing.............................   3.96
          Utilities...........................................   3.30
          Oil and Gas.........................................   2.86
          Home and Office Furnishings, Housewares and Durables   2.80
          Personal Transportation.............................   2.39
          Registered Investment Companies.....................   2.24
          Retail Stores.......................................   2.17
          Beverage, Food & Tobacco............................   1.92
          Personal and Nondurable Consumer Products...........   1.81
          Personal, Goods and Misc. Services..................   1.76
          Diversified/Conglomerate Service....................   1.61
          Ecological..........................................   1.60
          Cargo Transport.....................................   1.34
          Aerospace/Defense...................................   1.26
          Finance.............................................   1.23
          Farming and Agriculture.............................   0.45
          Mining, Steel, Iron and Nonprecious Metals..........   0.39
          Textiles and Leather................................   0.19
                                                               ------
                                                               105.39%
                                                               ======


                            Credit Quality+#
                            BBB-............   1.44%
                            BB+.............   2.86
                            BB..............   9.02
                            BB-.............  19.75
                            B+..............  26.32
                            B...............  20.55
                            B-..............   7.04
                            CCC+............   1.57
                            CCC.............   0.72
                            CCC-............   0.48
                            D...............   0.37
                            Not Rated@......   9.88
                                             ------
                                             100.00%
                                             ======

--------
*  Calculated as a percentage of Net Assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited)

                                                              Ratings/(1)/
                                                              ------------
                                                                             Interest   Maturity  Principal    Value
           Industry Description                   Type        Moody's S&P      Rate     Date/(2)/  Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 102.52%
Aerospace/Defense -- 1.26%
  Axle Tech International.................. 1st Lien            B2     B+    7.32-7.36% 10/20/12  $  239,286 $   241,428
  Hexcel Corp.............................. BTL-B              Ba3    BB-    6.75-6.94  03/01/12     820,146     822,537
  Midwestern Aircraft...................... BTL-B               B1    BB-         7.32  07/01/13     594,000     598,009
  SI International, Inc.................... BTL                 B1     B+         6.97  02/01/11     855,446     857,584
                                                                                                             -----------
                                                                                                               2,519,558
                                                                                                             -----------
Automobile -- 4.19%
  Dura Operating Corp...................... 2nd Lien            B3     B          8.95  04/13/11     500,000     507,499
  FleetPride Corp.......................... BTL-B               B2     B     8.49-8.59  06/29/13     250,000     250,312
  Goodyear Tire & Rubber Co................ 2nd Lien            B2     B+         7.95  04/30/10   2,000,000   2,010,833
  HLI Operating Co., Inc................... BTL-C              Caa1    B-  10.68-11.26  06/03/10     500,000     504,791
  Key Plastics LLC......................... BTL-B               B1    BB-    8.11-8.23  06/25/10   1,207,459   1,219,533
  Navistar International Corp.............. BTL                 B1    BB-  10.01-10.11  02/28/09   1,739,963   1,755,186
  Ozburn-Hessey Holding Co. LLC............ BTL                 B2     B+         7.29  08/01/12     522,198     527,420
  Plastech, Inc.@.......................... 2nd Lien            B1     B         12.58  02/15/10   1,000,000     962,500
  United Components, Inc................... BTL-D               B2    BB-         7.41  06/30/10     723,333     725,142
                                                                                                             -----------
                                                                                                               8,463,216
                                                                                                             -----------
Beverage, Food & Tobacco -- 1.92%
  Alliance One International, Inc.......... BTL-B               B2     B+         8.49  05/13/10     491,269     494,339
  Dole Food Co............................. BTL                 B1    BB-    7.00-9.00  04/01/13     208,779     207,034
  Dole Food Co............................. Tranche C           B1    BB-    7.00-9.00  04/01/13     695,930     690,113
  Dole Food Co............................. LOC                 B1    BB-         4.92  04/01/13      93,023      92,246
  Keystone Foods Holdings LLC.............. BTL                Ba3     B+    7.13-7.25  06/16/11   1,188,088   1,192,048
  Leiner Health Products Group, Inc........ BTL-B               B2     B          8.61  05/27/11     496,203     498,684
  Pierre Foods, Inc........................ BTL-B               B1     B+         6.93  06/30/10     715,121     715,568
                                                                                                             -----------
                                                                                                               3,890,032
                                                                                                             -----------
Broadcasting & Entertainment -- 16.83%
  Adelphia Communications Corp.(5)......... BTL-B               NR     NR         7.31  08/07/06   2,000,000   2,003,750
  Century -- TCI California LP(5).......... Revolver            NR     NR         8.25  06/30/09   1,000,000     994,583
  Century Cable Holdings LLC(5)............ Discretionary BTL   Ca     NR        10.25  12/31/09   2,500,000   2,393,750
  Cequel Communications LLC................ 1st Lien            B1     B+         7.38  05/01/13   2,000,000   1,991,072
  Cequel Communications LLC................ 2nd Lien           Caa1    B-         9.85  05/05/14   1,000,000     970,000
  Charter Communications Operating LLC..... BTL                 B2     B          7.76  04/28/13   4,000,000   4,012,648
  CSC Holdings, Inc........................ BTL                Ba3     BB    6.49-6.74  03/29/13   1,995,000   1,987,311
  Haights Cross Operating Co............... BTL                 B3     B-         9.67  08/20/08   1,456,313   1,471,786
  Hilton Head Communications LP(5)(10)..... BTL                 NR     NR         9.50  03/31/08   1,000,000     948,542
  HIT Entertainment, Ltd................... 2nd Lien            B2    CCC+       10.58  02/05/13   1,000,000   1,009,375
  HIT Entertainment, Ltd................... BTL                 B1     B          7.42  08/05/15     497,500     499,988
  Insight Midwest Holdings LLC............. BTL-C              Ba3    BB-         7.38  12/31/09     975,000     976,625
  Intelstat Zeus, Ltd...................... BTL                 B1     B          9.00  07/28/11     985,000     987,052
  Liberty Cablevision of Puerto Rico, Ltd.. BTL                 NR     NR         7.48  02/13/13   1,496,250   1,498,120
  Mission Broadcasting, Inc................ BTL-B              Ba3     B+         6.28  10/01/12   1,207,076   1,206,321
  Nexstar Broadcasting, Inc................ BTL-B              Ba3     B          7.25  10/01/12   1,172,405   1,171,672
  NextMedia Operating...................... 2nd Lien            B3    CCC+        9.75  11/18/12     500,000     508,334
  PANAMSAT Corp............................ BTL-B1             Ba3    BB+         7.18  08/20/11   4,432,500   4,445,798
  Panavision, Inc.......................... 2nd Lien           Caa3   CCC        12.13  04/10/13     500,000     510,313
  Spanish Broadcasting Systems, Inc........ 1st Lien            B1     B+         7.25  06/01/12     987,500     987,500
  UPC Financing Partnership................ BTL-J2              B1     B          7.11  09/30/13   1,000,000     999,821
  UPC Financing Partnership................ BTL-K2              B1     B          7.11  09/30/12   1,000,000     999,821
  WideOpenWest Finance LLC................. 2nd Lien            B2     NR        10.23  06/22/11     500,000     503,500
  Young Broadcasting, Inc.................. BTL                 B2     B-    7.69-7.75  11/02/12     990,000     988,144
                                                                                                             -----------
                                                                                                              34,065,826
                                                                                                             -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited) (continued)

                                                 Ratings/(1)/
                                                 ------------
                                                               Interest  Maturity  Principal    Value
         Industry Description            Type    Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------
Buildings & Real Estate -- 4.51%
  Atrium Cos., Inc.................... BTL         B2     B   7.83-8.25% 12/28/11  $  445,294 $   445,851
  Kyle Acquisition Group LLC.......... BTL         Ba3    BB       7.38  07/15/10     500,000     500,000
  Masonite International Corp......... BTL         B2    BB-  7.11-7.50  04/16/13   1,483,749   1,472,050
  Masonite International Corp......... CND TL      B2    BB-  7.11-7.50  04/16/13   1,481,226   1,469,546
  North Las Vegas..................... 1st Lien    B1     BB       8.25  05/01/11     498,750     499,997
  North Las Vegas..................... 2nd Lien    B2     B       12.50  05/01/12     250,000     253,125
  Palmdale Hills Property LLC......... 1st Lien    B1     B+  8.26-8.50  05/01/12     990,000     992,475
  Palmdale Hills Property LLC......... 2nd Lien    B2     B-      12.76  05/01/12   1,000,000   1,002,500
  PGT Industries, Inc................. 1st Lien    B2     B+       8.13  02/01/12     748,125     752,801
  PGT Industries, Inc................. 2nd Lien    B3    CCC+     12.13  02/01/13     250,000     255,000
  Rhodes Homes........................ 1st Lien    Ba3   BB-       8.75  11/10/10     231,250     232,406
  TCO Funding Corp.................... BTL         B2     B-       8.12  10/25/12     995,000   1,004,950
  Yellowstone Mountain Club........... BTL         B1     B+       7.73  09/30/10     237,733     238,365
                                                                                              -----------
                                                                                                9,119,066
                                                                                              -----------
Cargo Transport -- 1.34%
  Hertz Corp.......................... BTL         Ba2    BB  7.26-7.41  12/21/12     497,562     499,548
  Pacer International, Inc............ BTL         B1     NR  6.63-8.75  06/10/10     627,451     627,451
  Transport Industries LP............. BTL-B       B2     NR       8.00  09/30/12     201,551     202,811
  United States Shipping LLC.......... BTL         Ba3    NR       7.50  04/30/10   1,371,842   1,376,129
                                                                                              -----------
                                                                                                2,705,939
                                                                                              -----------
Chemicals, Plastics & Rubber -- 8.32%
  Basell Finance Co................... BTL-B2      Ba3    B+       7.73  08/01/13     104,167     105,686
  Basell Finance Co................... BTL-B4      Ba3    B+       7.73  08/01/13      20,833      21,137
  Basell Finance Co................... BTL-C2      Ba3    B+       8.23  08/01/13     104,167     105,686
  Basell Finance Co................... BTL-C4      Ba3    B+       8.23  08/01/13      20,833      21,137
  Brenntag Holdings................... BTL-B2      B2     B        7.44  12/22/13     200,909     202,617
  Brenntag Holdings................... BTL         B2     B        7.44  12/22/13      49,091      49,582
  Celanese AG......................... BTL         B1     B+       7.50  04/06/11   2,575,951   2,584,967
  Hercules, Inc....................... BTL-B       Ba1    BB  6.53-7.00  10/08/10     879,750     882,829
  Hexion Specialty Chemicals, Inc..... BTL-C1      B2     B+       7.13  05/15/13     821,538     814,949
  Hexion Specialty Chemicals, Inc..... BTL-C2      B2     B+       7.13  05/15/13     178,462     177,030
  Huntsman International LLC.......... BTL-B       Ba3   BB-       7.04  08/31/12   3,479,262   3,467,846
  Ineos US Finance LLC................ BTL-B2      Ba3    B+       7.34  12/31/13     750,000     755,906
  Ineos US Finance LLC................ BTL-C2      Ba3    B+       7.84  12/31/14     750,000     755,906
  Invista B.V......................... BTL-B1      Ba3    BB       7.00  04/29/11     985,692     987,129
  Invista B.V......................... BTL-B2      Ba3    BB       7.00  04/29/11     501,059     501,789
  ISP Chemco, Inc..................... BTL         Ba3   BB-       6.94  02/14/13     498,750     499,284
  Kraton Polymers LLC................. BTL         B1    BB-       7.38  12/23/10     439,871     439,871
  PQ Corp............................. BTL         B1     B+       7.50  02/15/13     740,625     742,477
  Rockwood Specialties Group, Inc..... BTL-E       B1     B+       7.13  07/30/12   1,980,000   1,986,324
  Wellman, Inc........................ 2nd Lien    B2     B-      11.90  02/10/10   1,700,000   1,727,413
                                                                                              -----------
                                                                                               16,829,565
                                                                                              -----------
Containers, Packaging & Glass -- 4.84%
  Appleton Papers, Inc................ BTL         Ba3   BB-  7.40-7.68  06/11/10     943,119     947,834
  Berry Plastics Corp................. BTL         B1     B+       7.10  12/02/11   1,159,097   1,159,581
  Boise Cascade Corp.................. BTL-D       Ba3    BB  7.13-7.25  10/28/11     726,450     728,926
  Captive Plastics, Inc............... BTL         B2     B-       8.50  08/10/11     481,250     487,266
  Captive Plastics, Inc............... 2nd Lien    B3    CCC      12.34  12/15/12   1,000,000   1,000,000
  Georgia-Pacific Corp................ 1st Lien    Ba2   BB-  7.30-7.50  12/20/12   1,990,000   1,988,446
  Georgia-Pacific Corp................ 2nd Lien    Ba3    B+       8.30  12/23/13   1,000,000   1,009,663
  Graham Packaging Co. LP............. Tranche B   B2     B   6.94-7.75  04/07/12   2,462,500   2,469,272
                                                                                              -----------
                                                                                                9,790,988
                                                                                              -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited) (continued)

                                                          Ratings/(1)/
                                                          ------------
                                                                         Interest   Maturity  Principal    Value
             Industry Description                 Type    Moody's S&P      Rate     Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing -- 4.02%
  Accuride Corp................................ BTL-B       B1     B+         7.31% 01/31/12  $1,398,636 $1,403,182
  Aearo Technologies, Inc...................... 2nd Lien   Caa1   CCC+       11.96  09/24/13     500,000    509,375
  Aearo Technologies, Inc...................... BTL         B2     B          7.96  03/24/13     997,500  1,006,436
  AGY Holding Corp............................. 1st Lien    B2     B          8.25  03/31/12     498,750    502,179
  Bombardier Capital, Inc...................... BTL         NR     NR         8.24  06/30/13   1,000,000  1,001,250
  Enersys, Inc................................. BTL        Ba3     BB    7.03-7.44  03/17/11     588,000    589,470
  Flowserve Corp............................... BTL        Ba3    BB-    7.00-7.25  08/10/12     468,870    469,676
  Maxim Crane Works LP......................... BTL         B1     BB    7.31-9.25  01/31/10     318,052    318,848
  National Distributing@....................... 2nd Lien    B2     B-        11.85  06/16/10   1,000,000  1,002,500
  Penn Engineering & Manufacturing Corp........ BTL         B2     B          7.60  05/01/12     365,664    371,149
  Polypore, Inc................................ BTL         B2     B          8.35  11/12/11     948,547    958,033
                                                                                                         ----------
                                                                                                          8,132,098
                                                                                                         ----------
Diversified/Conglomerate Service -- 1.61%
  Billing Services Group....................... 1st Lien    B1     B+         7.63  04/27/11     493,750    496,219
  Bridge Information Systems, Inc.+#@(5)(6).... BTL-B      Caa1    NR        11.25  06/30/05     417,016         --
  Coinstar, Inc................................ BTL        Ba3    BB-         7.03  07/07/11     798,440    803,430
  NES Rentals Holdings, Inc.................... 2nd Lien    B3     B   11.13-13.25  07/20/10   1,470,000  1,482,862
  Protection One, Inc.......................... BTL         B2     B+    7.70-8.00  04/11/11     465,300    466,463
                                                                                                         ----------
                                                                                                          3,248,974
                                                                                                         ----------
Ecological -- 1.60%
  Allied Waste North America, Inc.............. Tranche A   B1     BB         6.58  01/15/12     765,132    763,045
  Allied Waste North America, Inc.............. BTL         B1     BB    6.48-6.86  01/15/12   1,971,199  1,965,599
  Wastequip, Inc............................... 2nd Lien    B3     B         11.00  07/15/11     500,000    502,500
                                                                                                         ----------
                                                                                                          3,231,144
                                                                                                         ----------
Electronics -- 4.55%
  Amkor Technology, Inc........................ 2nd Lien    B2     NR         9.69  10/27/10   1,000,000  1,036,875
  Aspect Software.............................. 1st Lien    B2     B          7.94  09/22/10     250,000    250,469
  Eastman Kodak Co............................. BTL-B1     Ba3     B+    7.33-7.70  10/15/12     995,006    994,384
  Epicor Software Corp......................... BTL         B1     B+    7.71-9.15  03/31/12     498,750    504,049
  SSA Global Technologies, Inc................. BTL-B       B2    BB-         7.49  08/02/12     248,125    248,125
  Sungard Data Systems, Inc.................... BTL-B       B1     B+         7.66  08/01/13   3,960,000  3,978,149
  UGS Corp..................................... BTL         B1     B+         7.35  03/31/12   1,950,668  1,949,855
  Vertafore, Inc............................... 2nd Lien    B3    CCC+ 10.98-11.23  12/22/10     250,000    253,958
                                                                                                         ----------
                                                                                                          9,215,864
                                                                                                         ----------
Farming & Agriculture -- 0.45%
  AGCO Corp.................................... BTL        Ba1    BB+         7.25  07/03/09     903,167    908,811
                                                                                                         ----------
Finance -- 1.23%
  Check$mart Financial Co...................... BTL-B       B2     B     8.03-8.14  04/28/12     498,750    499,373
  iPayment, Inc................................ BTL         B2     B     7.42-7.75  05/08/13     997,500    997,500
  Nasdaq Stock Market, Inc..................... BTL-B      Ba3    BBB-   6.97-7.25  04/18/12     631,458    631,695
  Nasdaq Stock Market, Inc..................... BTL-C      Ba2    BBB-   6.83-7.25  04/18/12     366,042    366,179
                                                                                                         ----------
                                                                                                          2,494,747
                                                                                                         ----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited) (continued)

                                                                       Ratings/(1)/
                                                                       ------------
                                                                                     Interest  Maturity  Principal    Value
                  Industry Description                        Type     Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
Healthcare, Education & Childcare -- 5.92%
  Accellent Corp......................................... BTL            B2    BB-       7.23% 11/18/12  $  497,500 $   496,878
  AMR/EmCare Holdings.................................... BTL            B2     B+  6.91-7.17  02/15/12     677,213     678,483
  Community Health Systems, Inc.......................... BTL            Ba3   BB-       6.97  08/19/11   1,305,497   1,309,343
  ComPsych Investment Corp............................... BTL-B          NR     NR  7.86-8.25  03/01/12     992,500     994,981
  DaVita, Inc............................................ BTL-B          B1    BB-  6.99-7.69  07/30/12   2,706,912   2,715,934
  HealthSouth Corp....................................... BTL-B          B2     NR       8.52  03/10/13   1,000,000   1,001,161
  Magellan Health Services, Inc.......................... BTL            B1     B+  7.33-7.42  08/15/08     277,778     278,472
  Magellan Health Services, Inc.......................... LOC            B1     B+       5.01  08/15/08     277,778     278,472
  Spectrum Labs.......................................... BTL-B          NR     NR       8.75  12/20/12     995,000   1,002,463
  Team Health, Inc....................................... BTL-B          B2     B+       7.69  11/18/12     248,750     250,072
  Vanguard Health Holding Co. II......................... BTL            B2     B        6.95  09/23/11     985,075     990,411
  Warner Chilcott Holdings Co............................ BTL            B2     B        7.63  01/18/12      44,054      44,246
  Warner Chilcott Holdings Co............................ BTL            B2     B   7.61-8.00  01/18/12     220,268     221,232
  Warner Chilcott Holdings Co............................ BTL-B          B2     B   7.61-7.63  01/18/12   1,078,173   1,083,564
  Warner Chilcott Holdings Co............................ BTL-C          B2     B        7.61  01/18/12     434,451     436,623
  Warner Chilcott Holdings Co............................ BTL-D          B2     B        7.61  01/18/12     200,704     201,708
                                                                                                                    -----------
                                                                                                                     11,984,043
                                                                                                                    -----------
Home & Office Furnishings, Housewares & Durables -- 2.80%
  Jarden Corp............................................ BTL            B1     B+       7.50  04/11/12   1,278,674   1,280,159
  Jarden Corp............................................ BTL-B2         B1     B+       6.74  01/24/12     681,035     679,474
  Maax Corp.............................................. BTL-B          B2     B-  8.13-8.50  06/04/11   1,646,058   1,637,828
  Sealy Mattress Co...................................... BTL-D          Ba3    B+  6.98-8.75  08/06/12   1,226,246   1,229,503
  Simmons Co............................................. BTL-D          B2     B+  7.25-9.50  12/19/11     843,120     847,467
                                                                                                                    -----------
                                                                                                                      5,674,431
                                                                                                                    -----------
Hotels, Motels, Inns, & Gaming -- 5.28%
  CCM Merger, Inc........................................ BTL-B          B1     B+  7.21-7.49  07/13/12     495,001     494,197
  Fairmont Hotels and Resorts............................ BTL-B          NR     NR       8.61  06/15/11   2,000,000   2,000,000
  Isle of Capri Black Hawk LLC........................... BTL            B1     B+  7.03-7.51  10/24/11     496,250     497,491
  Isle of Capri Casinos, Inc............................. BTL            Ba2   BB-  6.47-7.25  02/04/11     295,500     296,239
  Kulima Resort Co....................................... 2nd Lien       B2    CCC+     11.85  09/30/11     250,000     235,000
  Penn National Gaming, Inc.............................. BTL-B          Ba2    BB  6.86-7.25  06/01/12   1,985,000   1,993,271
  Trump Entertainment Resorts Holdings LP................ BTL-B1         B2    BB-  7.92-8.03  05/04/12     495,000     499,563
  Venetian Casino Resorts LLC............................ Delayed Draw   Ba3   BB-       7.25  06/15/11     683,761     685,363
  Venetian Casino Resorts LLC............................ BTL-B          Ba3   BB-       7.25  06/15/11   3,316,239   3,324,013
  Venetian Macau, Ltd.................................... BTL            B1    BB-       8.10  04/01/13     166,667     167,570
  Wembley, Inc........................................... 1st Lien       B1     B+       6.99  07/18/12     247,500     247,655
  Wembley, Inc........................................... 2nd Lien       B2     B        8.74  07/18/12     250,000     252,188
                                                                                                                    -----------
                                                                                                                     10,692,550
                                                                                                                    -----------
Leisure, Amusement, Entertainment -- 6.54%
  24 Hour Fitness Worldwide, Inc......................... BTL-B          B2     B   7.50-8.12  06/30/12   1,995,000   2,010,587
  Deluxe, Inc............................................ 1st Lien       B1     B        9.25  01/28/11     480,518     486,224
  Fender Musical Instruments Corp........................ 1st Lien       B2     B+  7.24-7.37  03/31/12     417,920     420,009
  Metro-Goldwyn-Mayer Studios, Inc....................... BTL-B          Ba3    B+       7.75  04/08/12   2,992,500   3,010,524
  Regal Cinemas, Inc..................................... BTL            Ba2   BB-  7.07-7.25  11/10/10   1,421,925   1,422,248
  Six Flags Theme Parks, Inc............................. BTL-B          B1     B-  7.26-7.41  06/30/09     987,406     993,754
  Southwest Sports Group LLC............................. BTL            NR     NR       7.80  12/22/12   1,000,000   1,000,625
  True Temper Sports, Inc................................ BTL            B2     B   8.03-8.41  03/15/11     465,026     468,514
  WMG Acquisition Corp................................... BTL            Ba2    B+  7.09-7.32  02/28/11   3,414,155   3,426,484
                                                                                                                    -----------
                                                                                                                     13,238,969
                                                                                                                    -----------
Mining, Steel, Iron & Nonprecious Metals -- 0.39%
  Novelis, Inc........................................... BTL-B          Ba2   BB-       7.38  01/07/12     389,525     391,138
  Novelis, Inc........................................... CND TL         Ba2   BB-       7.38  01/07/12     224,272     225,201
  Walter Industries, Inc................................. BTL-B          Ba3    B+  6.87-7.25  10/03/12     180,571     181,192
                                                                                                                    -----------
                                                                                                                        797,531
                                                                                                                    -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited) (continued)

                                                                Ratings/(1)/
                                                                ------------
                                                                              Interest   Maturity  Principal    Value
              Industry Description                     Type     Moody's S&P     Rate     Date/(2)/  Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------------
Oil & Gas -- 2.81%
  Alon USA, Inc................................... BTL-B          B2    BB-        7.91% 06/15/14  $  222,222 $  223,819
  Calumet Lubricants Co. LP....................... BTL            B2     B         8.79  11/30/12     110,556    111,730
  Calumet Lubricants Co. LP....................... CLD            B2     B         5.13  11/30/12     111,111    112,292
  CDX Funding LLC................................. 2nd Lien       NR     NR       10.75  03/01/13   1,000,000  1,017,917
  Epco Holdings, Inc.............................. BTL-C         Ba3     B+   7.08-7.35  08/18/10     495,000    497,828
  Helix Energy Solutions Group, Inc............... BTL-B          B2     BB   7.39-7.64  05/05/13   1,000,000  1,001,500
  Key Energy Services, Inc........................ Delayed Draw   NR     NR        8.40  06/30/12     995,000    999,975
  Petrohawk Energy Corp........................... 2nd Lien       NR     B-   9.69-9.88  02/24/09     777,778    785,556
  Primary Energy Finance LLC...................... BTL           Ba2    BB-        7.35  08/24/12     433,700    436,682
  Targa Resources, Inc............................ LOC           Ba3     B+        7.23  10/31/12      96,774     97,046
  Targa Resources, Inc............................ BTL-B         Ba3     B+   7.23-7.75  10/31/12     400,202    401,327
                                                                                                              ----------
                                                                                                               5,685,672
                                                                                                              ----------
Personal & Nondurable Consumer Products -- 1.81%
  American Achievement Corp....................... BTL-B         Ba3    BB-   7.63-9.75  03/22/11     687,164    690,600
  American Safety Razor Co........................ BTL-B          B2     B         7.97  02/28/12     928,056    930,376
  Bushnell Performance Optics..................... BTL            B1     B+        8.32  08/19/11     496,341    500,271
  Hillman Group, Inc.............................. BTL-B          B2     B         8.38  03/31/11     814,583    820,439
  Solo Cup, Inc................................... 2nd Lien       B3     B-        9.66  02/27/12     250,000    253,281
  Spectrum Brands, Inc............................ BTL-B          B1     B-   8.03-8.44  02/07/12     461,700    463,864
                                                                                                              ----------
                                                                                                               3,658,831
                                                                                                              ----------
Personal, Goods & Misc. Services -- 1.76%
  Burt's Bees, Inc................................ BTL            B2     B    7.92-8.37  03/29/11     487,750    487,750
  Garden Fresh Restaurants Corp................... BTL            B2     B   8.23-10.50  06/22/11     248,438    249,059
  Maidenform, Inc................................. BTL           Ba3     B+   6.92-7.04  05/11/10     416,667    417,188
  Reynolds American, Inc.......................... BTL            B1    BBB-  7.19-7.31  06/01/13   2,000,000  2,009,218
  Stewart Enterprises, Inc........................ BTL-B         Ba3     BB   6.66-7.28  11/19/11     402,737    403,744
                                                                                                              ----------
                                                                                                               3,566,959
                                                                                                              ----------
Personal Transportation -- 2.39%
  Delta Air Lines, Inc.(5)........................ BTL-C          B3     B        12.77  10/01/08   1,500,000  1,551,000
  Northwest Airlines, Inc.(5)..................... BTL-A         Caa2    D        10.54  11/17/09     750,000    763,438
  United Airlines, Inc............................ BTL            B1     B+        9.13  02/01/12     250,000    252,839
  United Airlines, Inc............................ BTL-B          B1     B+        8.63  02/01/12   1,750,000  1,769,870
  US Airways Group, Inc........................... BTL            B2     B         9.00  04/10/13     500,000    503,563
                                                                                                              ----------
                                                                                                               4,840,710
                                                                                                              ----------
Printing & Publishing -- 3.96%
  Affinity Group, Inc............................. BTL           Ba3     B+        7.85  06/24/09   1,169,732  1,178,505
  Dex Media West LLC.............................. BTL-B         Ba2     BB   6.67-7.00  03/09/10   1,031,712  1,028,429
  FSC Acquisition LLC............................. Delayed Draw   B2     B         7.46  08/01/12      51,391     51,541
  FSC Acquisition LLC............................. BTL            B2     B    7.33-7.42  08/01/12     430,257    431,512
  GateHouse Media Operating, Inc.................. 1st Lien       B1     B+   5.14-7.39  12/06/13   2,000,000  2,000,000
  New Publications, Inc........................... 2nd Lien       B3    CCC+      12.32  02/05/13     250,000    252,188
  Primedia, Inc................................... BTL-B          B2     B         7.38  12/31/09   1,087,114  1,075,156
  R.H. Donnelly, Inc.............................. BTL-D2        Ba3     BB   6.49-7.00  06/30/11   1,506,523  1,501,412
  Thomas Nelson Publishers........................ BTL-B          B1     B         7.43  05/13/13     500,000    502,813
                                                                                                              ----------
                                                                                                               8,021,556
                                                                                                              ----------
Retail Stores -- 2.17%
  Alimentation Couche-Tard, Inc................... BTL           Ba1    BB+        7.13  12/17/10     598,469    603,207
  Burlington Coat Factory......................... BTL-B          B2     B    7.43-7.53  05/28/13     498,750    484,723
  Jean Coutu Group, Inc........................... BTL-B          B2    BB-        7.63  07/30/11   1,352,840  1,356,503
  Neiman-Marcus Group, Inc........................ BTL            B1     B+        7.77  04/15/13     949,367    956,953
  Quality Stores, Inc. (Central Tractor)+#@(5)(6). BTL-B         Caa2    NR       10.75  04/30/06     833,705         --
  Supervalu, Inc.................................. BTL-B         Ba3    BB-        7.06  06/01/13   1,000,000    999,297
                                                                                                              ----------
                                                                                                               4,400,683
                                                                                                              ----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited) (continued)

                                                  Ratings/(1)/
                                                  ------------
                                                                Interest  Maturity  Principal     Value
         Industry Description              Type   Moody's S&P     Rate    Date/(2)/  Amount      (Note 2)
-----------------------------------------------------------------------------------------------------------
Telecommunications -- 6.53%
  Cavalier Telecom...................... BTL-B      B2     B        9.52% 03/31/12  $  249,375 $    252,492
  Centennial Cellular Operating Co...... BTL        B2     B-  7.23-7.75  02/09/11   1,375,000    1,381,875
  Cricket Communications, Inc........... BTL-B      B2     B        8.25  12/20/10   3,000,000    3,025,125
  Crown Castle Operating Co............. BTL-B      B2     BB       7.65  06/01/14   2,000,000    2,010,626
  FairPoint Communications, Inc......... BTL        B1    BB-       7.25  02/07/12   1,000,000      998,125
  Hawaiian Telecom Communications, Inc.. BTL-B      B1     B        7.75  10/31/12     997,778    1,003,034
  Madison River Capital LLC............. BTL-B1     B1     B+       7.26  08/01/12     750,000      752,579
  Ntelos, Inc........................... 1st Lien   B2     B        7.60  08/31/11   1,477,517    1,477,517
  Paetec Communications, Inc............ 2nd Lien   B3    CCC+     12.88  06/15/13     250,000      255,625
  Paetec Communications, Inc............ BTL-B      B3     B        8.88  06/15/13     500,000      504,375
  Syniverse Holding LLC................. BTL-B     Ba3    BB-       7.25  02/01/12   1,550,453    1,552,391
                                                                                               ------------
                                                                                                 13,213,764
                                                                                               ------------
Textiles & Leather -- 0.19%
  Globe Manufacturing Corp.+#@(5)(7).... BTL-B     Caa2    NR      11.00  08/15/06     837,014           --
  William Carter Co..................... BTL-B      B1     BB  6.63-6.76  07/14/12     393,894      393,647
                                                                                               ------------
                                                                                                    393,647
                                                                                               ------------
Utilities -- 3.30%
  Calpine Corp.......................... DIP        B2     B        9.50  12/20/07     500,000      507,917
  Cheniere LNG Holdings LLC............. BTL       Ba2     BB       8.25  08/30/12     248,125      250,374
  Complete Production Services, Inc..... BTL-B      NR     B        7.66  08/01/12     248,125      248,849
  La Paloma Generating Co............... BTL       Ba3    BB-       6.73  08/16/12      15,338       15,278
  La Paloma Generating Co............... LOC       Ba3    BB-       7.10  08/16/12      32,787       32,659
  La Paloma Generating Co............... BTL-C      B2     B        9.00  08/16/13     250,000      250,391
  La Paloma Generating Co............... BTL-B     Ba3    BB-       7.25  08/16/12     192,588      191,836
  NRG Energy, Inc....................... CLD       Ba2    BB-       7.50  02/02/13   1,000,000    1,002,031
  NRG Energy, Inc....................... BTL       Ba2    BB-       7.23  02/02/13   2,992,500    2,999,131
  Reliant Energy, Inc................... BTL        B2     B   7.50-7.66  10/01/10     995,000      997,384
  Reliant Energy Resources, Inc......... BTL        B2     B        7.47  03/15/07     180,978      181,247
                                                                                               ------------
                                                                                                  6,677,097
                                                                                               ------------
  Total Loans (Cost $208,641,517)................................................               207,462,271
                                                                                               ------------
CORPORATE BONDS -- 0.49%
Broadcasting & Entertainment -- 0.49%
  Paxson Communications Corp.*(8)
   11.32% due 01/15/13 (Cost $981,389)...........................................    1,000,000    1,002,500
                                                                                               ------------
COMMON STOCK -- 0.14%
Oil & Gas -- 0.05%
  Shaw Group, Inc.+..............................................................        3,276       91,073
                                                                                               ------------
Telecommunications -- 0.09%
  Global Crossing, Ltd.+.........................................................          175        3,110
  SAVVIS Communications Corp.+...................................................        6,313      186,928
                                                                                               ------------
                                                                                                    190,038
                                                                                               ------------
  Total Common Stock (Cost $177,154).............................................                   281,111
                                                                                               ------------
  Total Long-Term Investment Securities (Cost $209,800,060)......................               208,745,882
                                                                                               ------------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited) (continued)

                                                      Principal     Value
            Industry Description                       Amount      (Note 2)
  ----------------------------------------------------------------------------
  SHORT-TERM INVESTMENT SECURITIES -- 2.24%
  Registered Investment Companies -- 2.24%
    SSgA Money Market Fund (Cost $4,536,632).......   $4,536,632 $  4,536,632
                                                                 ------------
  TOTAL INVESTMENTS -- 105.39%.......................
    (Cost $214,336,692)(9).........................               213,282,514
  Liabilities in Excess of Other Assets -- (5.39)%...             (10,914,427)
                                                                 ------------
  NET ASSETS -- 100.00%..............................            $202,368,087
                                                                 ============

--------
BTL   Bank Term Loan
CNDTL Canadian Term Loan
LOC   Letter of Credit
CLD   Credit Linked Deposit
DIP   Debtor in Possession
NR    Security is not rated.
+     Non-income producing security
@ Illiquid security. At June 30, 2006, the aggregate value of these securities was $1,965,000 representing 0.97% of net assets.
#     Fair valued security (see Note 2)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $1,002,500 representing 0.49% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of June 30, 2006.
(2) Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 65 months.
(3) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter- Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)   Company has filed Chapter 11 bankruptcy protection.
(6) Bond is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)   Loan is in default of interest payments.
(8) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2006.
(9)   See Note 6 for cost of investments on a tax basis.
(10)  Loan was purchased through a participation agreement.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (unaudited)

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is a non-diversified closed-end, investment management company. The Fund is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

   The Fund offers three classes of shares. Class B shares are offered for sale at net asset value without a front-end sales charge but are subject to an Early Withdrawal Charge which declines from 3% during the first year after purchase to zero after the fourth year. Class C shares are offered for sale at net asset value without a front-end sales charge, but are subject to an Early Withdrawal Charge of 1% during the first year after purchase. Class D shares are offered for sale at net asset value without a front-end sales charge and no Early Withdrawal Charge. Class D shares are available only to investors participating in a fee-based investment advisory program (such as a "wrap" program) or agency commission program or to CypressTree Investors. Class A shares are not currently offered for sale to the public and are available only through a conversion of Class B shares after being held by the shareholders for approximately eight years. Class C shares do not have a conversion feature (except that Class C shares purchased before August 18, 1999 will automatically convert to Class A shares ten years after purchase). The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan,
   (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors. Short-term securities with

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (unaudited)
        (continued)

   60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60/th/ day, are amortized to maturity based on the value determined on the 61/st/ day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

   The Senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, the Fund did not enter into any repurchase agreements.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $43,312 for the period ended June 30, 2006, are amortized as income over the stated life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $310,050 for the period ended June 30, 2006, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the statement of operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
   48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (unaudited)
        (continued)


   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at June 30, 2006.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in four different classes. Transactions in capital shares of each class were as follows:

                                       For the
                                    period ended                   For the
                                    June 30, 2006                year ended
                                     (unaudited)              December 31, 2005
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class A                      ----------   ------------   ----------   ------------
Shares sold.................      4,939*  $     46,487*      20,621@  $   194,088@
Reinvested distributions....        762          7,176        1,003          9,426
Shares repurchased..........     (8,006)       (75,647)      (2,715)       (25,453)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..     (2,305)  $    (21,984)      18,909   $    178,061
                             ==========   ============   ==========   ============

                                       For the
                                    period ended                   For the
                                    June 30, 2006                year ended
                                     (unaudited)              December 31, 2005
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class B                      ----------   ------------   ----------   ------------
Shares sold.................    224,867   $  2,118,522      254,487   $  2,391,460
Reinvested distributions....     56,926        536,385       84,193        791,345
Shares repurchased..........   (240,785)*   (2,268,270)*   (581,114)@   (5,462,413)@
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..     41,008   $    386,637     (242,434)  $ (2,279,608)
                             ==========   ============   ==========   ============

                                       For the
                                    period ended                   For the
                                    June 30, 2006                year ended
                                     (unaudited)              December 31, 2005
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class C                      ----------   ------------   ----------   ------------
Shares sold.................  2,701,011   $ 25,452,135    3,815,180   $ 35,893,397
Reinvested distributions....    310,261      2,923,431      480,086      4,512,412
Shares repurchased.......... (2,567,327)   (24,190,770)  (6,375,191)   (59,926,283)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..    443,945   $  4,184,796   (2,079,925)  $(19,520,474)
                             ==========   ============   ==========   ============

                                       For the
                                    period ended                   For the
                                    June 30, 2006                year ended
                                     (unaudited)              December 31, 2005
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class D                      ----------   ------------   ----------   ------------
Shares sold.................    451,655   $  4,258,199      923,576   $  8,679,305
Reinvested distributions....     62,174        586,056      101,255        951,642
Shares repurchased.......... (1,093,804)   (10,283,107)  (1,494,315)   (14,065,813)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..   (579,975)  $ (5,438,852)    (469,484)  $ (4,434,866)
                             ==========   ============   ==========   ============

   -----
   * Includes automatic conversion of 4,939 shares of Class B shares in the amount of $46,487 to 4,939 shares of Class A shares in the amount of $46,487.
   @ Includes automatic conversion of 20,621 shares of Class B shares in the amount of $194,088 to 20,621 shares of Class A shares in the amount of $194,088.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (unaudited)
        (continued)


   In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders are sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the period ended June 30, 2006, the Fund made six Repurchase Offers, and redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                                Amount Tendered
                             ---------------------
                              Shares     Amount
                             --------- -----------
                    January.   544,880 $ 5,127,272
                    February   482,301   4,548,038
                    March...   590,069   5,576,080
                    April...   457,271   4,321,214
                    May.....   530,129   4,988,532
                    June.... 1,305,272  12,256,658

Note 4. Purchases And Sales Of Securities

   During the period ended June 30, 2006, the Fund's cost of purchases of Loans and proceeds from Loan sales were $73,215,592 and $67,469,699, respectively.

Note 5. Investment Advisory Agreement And Other Transactions With Affiliates

   The Fund currently maintains an Investment Advisory Agreement with SAAMCo, who oversees the administration of certain aspects of the business and affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SAAMCo a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter. For the period ended June 30, 2006, SAAMCo received advisory fees in the amount of $887,031.

   American International Group Global Investment Corp. ("AIGGIC") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, AIGGIC manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, AIGGIC is entitled to receive from SAAMCo an annual fee paid monthly equal to the following percentage of average daily net assets: 0.25% for the first $1 billion of average daily net assets; 0.20% for average daily net assets of more than $1 billion. AIGGIC received $257,967 as compensation for its services. The fee paid to the subadviser is paid by SAAMCo.

   SAAMCo acts as the Fund's administrator under an Administration Agreement and is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, SAAMCo receives an annual fee equal to 0.40% of average daily net assets of the Fund. For the period ended June 30, 2006, SAAMCo received administration fees in the amount of $417,427.

   The Fund has adopted Distribution Plans ("Plans") applicable to Class A, Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment to AIG SunAmerica Capital Services, Inc. ("SACS"), of a fixed percentage of 0.50% of average net assets to finance distribution expenses for Class B and Class C, and 0.25% of average net assets to finance service fees for Class A, Class B and Class C. For the period ended June 30, 2006 SACS received distribution fees of $692,056. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class B and Class C shares. For the period ended June 30, 2006, SACS received early withdrawal charges of $29,431. For the period ended June 30, 2006 SACS waived fees for the following classes: Class A $94, Class B $32,079, and Class C $198,150.

   SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary, at or below 1.75% for Class B and Class C average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (unaudited)
        (continued)

   termination by the Directors, including a majority of the Independent Directors. SAAMCo voluntarily agreed to waive fees or reimburse expenses, if necessary, at or below 1.45% for Class A and 1.25% for Class D average net assets. The expense waiver and fee reimbursement will continue indefinitely, but may be terminated at any time. For the period ended June 30, 2006, SAAMCo waived fees and reimbursed expenses as follows: Class A $5,057, Class B $55,383, Class C $289,624, and Class D $48,619.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, retirement pension expense, dividends payable and treatment of defaulted securities.

                  Distributable Earnings           Tax Distributions
         ---------------------------------------- ------------------------------------
           For the year ended December 31, 2005   For the year ended December 31, 2005
         ---------------------------------------- ------------------------------------
                  Long-term Gains/   Unrealized                      Long-term
         Ordinary   Capital Loss    Appreciation   Ordinary           Capital
          Income     Carryover     (Depreciation)   Income             Gains
         -------- ---------------- -------------- ----------         ---------
           $ --    $(27,697,156)     $(680,069)   $9,746,310           $ --

   Capital Loss Carryforwards. At December 31, 2005 capital loss carryforwards available to offset future recognized gains were $27,697,156, with $329,673 expiring in 2007, $1,179,134 expiring in 2008, $9,997,029 expiring in 2009,
   $7,736,363 expiring in 2010, $4,956,144 expiring in 2011, and $3,498,813 expiring in 2012.

   During the year ending December 31, 2005, the Senior Floating Rate Fund utilized $14,305 of capital loss carry forwards to offset current year capital gains.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2006 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $214,364,826
                                                                ============
   Gross unrealized appreciation............................... $    998,268
   Gross unrealized depreciation...............................   (2,052,802)
                                                                ------------
   Net unrealized depreciation................................. $ (1,054,534)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the SunAmerica Senior Floating Rate Fund, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan ("Retirement Plan") for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may elect to receive any benefits payable under the Retirement Plan, at his or her election either in one lump sum or in up to fifteen annual installments. Any undistributed amounts continue to accrue interest at 8.50% per year. As of June 30, 2006, the Fund had accrued $15,854 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Assets and Liabilities and for the

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (unaudited)
        (continued)

   period ended June 30, 2006, expensed $4,110 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Operations.

Note 8. Line of Credit

   The Fund currently has an agreement with State Street Bank & Trust Company that provides a $20,000,000 committed unsecured Line of Credit to the Fund which will be used for cash overdraft protection. Interest is currently payable at the Federal Funds rate plus 50 basis points. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the line of credit which is included in other expenses on the Statement of Operations. For the period ended June 30, 2006, the Fund had borrowings outstanding for 3 days under the line of credit and incurred $116 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $266,066 at a weighted average interest rate of 5.25%. At June 30, 2006, there were no borrowings outstanding.

Note 9. Interfund Leading Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Fund is permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2006, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 11. Unfunded Loan Commitments

   On June 30, 2006, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                                Maturity
Name                                              Type            Date    Amount
----                                     ---------------------- -------- --------
Alon U.S.A, Inc......................... Term Loan              06/15/14 $ 27,778
Atrium Cos., Inc........................ Delayed Draw Term Loan 05/31/12   54,706
Navistar International Corp............. Term Loan              02/22/09  260,037
Trump Entertainment Resorts Holdings LP. Delayed Draw Term Loan 05/22/12  495,000
Venetian Macau, Ltd..................... Delayed Draw Term Loan 05/26/12   83,333
WMG Acquisition Corp.................... Revolver               02/28/10  500,000

Note 12. Other Information

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), AIG SunAmerica Capital Services, Inc., the distributor of the Fund ("Distributor), and AIG Global Investment Corp., the subadviser to the Fund ("AIGGIC"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (unaudited)
        (continued)

   its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, Distributor and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Fund.

Note 13. Subsequent Events

   At a meeting held on February 21, 2006, the Board of Directors of the Fund approved a proposal to convert the Fund from its current status as a closed-end investment company into an open-end investment company (the "Conversion") and certain related matters, subject to approval by shareholders. At meetings held on or before August 4, 2006, shareholders approved the conversion and the related matters.

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- June 30, 2006 -- (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                Number of
                        Position     Term of                                     Funds in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations     Overseen by        Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years      Director(1)        Held by Director(2)
---------------------- ---------- -------------- ----------------------------- ------------ -------------------------------
Directors

Dr. Judith L. Craven    Director     2000-       Retired.                           90      Director, A.G. Belo
DOB: October 6, 1945                 present                                                Corporation (1992 to
                                                                                            present); Director, Sysco
                                                                                            Corporation (1996 to
                                                                                            present); Director, Luby's Inc.
                                                                                            (1998 to present); Director,
                                                                                            University of Texas Board of
                                                                                            Regents (2001-Present).

William F. Devin        Director     1998-       Retired.                           90      Member of the Board of
DOB: December 30, 1938               present                                                Governors, Boston Stock
                                                                                            Exchange (1985-Present).

Samuel M. Eisenstat     Director     2001-       Attorney, solo practitioner.       52      Director of North European
DOB: March 7, 1940                   present                                                Oil Royalty Trust.

Stephen J. Gutman       Director     2001-       Senior Associate, Corcoran         52      None
DOB: May 10, 1943                    present     Group (Real Estate) (2003 to
                                                 present); Partner and
                                                 Member of Managing
                                                 Directors, Beau Brummell --
                                                 Soho, LLC (Licensing of
                                                 menswear specialty retailing
                                                 and other activities) (June
                                                 1988 to present).

Peter A. Harbeck(3)     Director     2001-       President, CEO and Director,       99      None
DOB: January 23, 1954                present     AIG SunAmerica Asset
                                                 Management Corp.
                                                 ("SAAMCo") (August 1995 to
                                                 present); Director, AIG
                                                 SunAmerica Capital Services,
                                                 Inc. ("SACS") (August 1993 to
                                                 present); President and CEO,
                                                 AIG AdvisorGroup, Inc. (June
                                                 2004 to present).

William J. Shea         Director     2004-       President and CEO,                 52      Chairman of the Board, Royal
DOB: February 9, 1948                present     Conseco, Inc. (Financial                   and SunAlliance, U.S.A., Inc.
                                                 Services) (2001 to 2004);                  (March 2005 to present);
                                                 Chairman of the Board of                   Director, Boston Private
                                                 Centennial Technologies, Inc.              Financial Holdings (October
                                                 (1998 to 2001); Vice                       2004 to present).
                                                 Chairman, Bank Boston
                                                 Corporation (1993 to 1998).

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- June 30, 2006 -- (unaudited) (continued)

                                                                                 Number of
                        Position     Term of                                      Funds in
        Name,          Held With    Office and                                  Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Director(1)  Held by Director(2)
---------------------- ---------- -------------- ------------------------------ ------------ -------------------
Officers

Vincent M. Marra       President    2004-        Senior Vice President,             N/A      N/A
DOB: May 28, 1950                   present      SAAMCo (February 2003 to
                                                 Present); Chief Administrative
                                                 Officer, Chief Operating
                                                 Officer and Chief Financial
                                                 Officer, Carret & Co., LLC
                                                 (June 2002 to February
                                                 2003); President, Bowne
                                                 Digital Solutions (1999 to May
                                                 2002).

Donna M. Handel        Treasurer    2002-        Senior Vice President,             N/A      N/A
DOB: June 25, 1966                  present      SAAMCo (December 2004-
                                                 Present); Assistant Treasurer
                                                 (2001 to 2002); Vice
                                                 President, SAAMCo (August
                                                 1997 to December 2004).

Gregory N. Bressler    Secretary    September    Senior Vice President and          N/A      N/A
DOB: November 17, 1966 and Chief    2005 to      General Counsel, SAAMCo
                       Legal        Present      (June 2005 to Present); Vice
                       Officer                   President and Director of U.S.
                                                 Asset Management
                                                 Compliance, Goldman Sachs
                                                 Asset Management, L.P.
                                                 (June 2004 to June 2005);
                                                 Deputy General Counsel,
                                                 Credit Suisse Asset
                                                 Management, LLC. (June
                                                 2002-June 2004); Vice
                                                 President and Counsel, Credit
                                                 Suisse Asset Management,
                                                 LLC (January 2000-June
                                                 2002).

--------
* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), AIG Series Trust (6 funds), VALIC Company I (32 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (24 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Director, as defined in the Investment Company Act of 1940, because he is an officer and director of the adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement plan discussed in Note 7 of the financial statements.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Senior Floating Rate Fund, Inc.
        SPECIAL MEETING OF SHAREHOLDERS -- Proxy Voting Results -- June 30, 2006 (unaudited)

A Special Meeting of the Shareholders of the Fund was held on June 23, 2006. At this meeting the Class A and Class B shareholders of the Fund approved Rule 12b-1 Plans for their respective class of shares. The meeting was adjourned to allow for the continued solicitation of votes with respect to the proposal to convert the Fund from a closed-end investment company to that of an open-end investment company and the proposal to amend the Fund's charter to discontinue the monthly repurchase offers made by the Fund. Additionally, the meeting was adjourned with respect to the approval of a Rule 12b-1 Plan for Class C shares. The Rule 12b-1 Plan approvals are contingent upon the approval of the proposal to convert the Fund from a closed-end investment company to an open-end investment company.

The voting results of the shareholder meeting to approve the Class A and Class B shares' Rule 12b-1 Plans are listed below.

              Approval of the Rule 12b-1 Plan for Class A shares

                                 For   Against Abstain Total
                        -       ------ ------- ------- ------
                   Shares Voted 21,880  5,262   4,632  31,774

              Approval of the Rule 12b-1 Plan for Class B shares

                                For    Against Abstain   Total
                     -       --------- ------- ------- ---------
                Shares Voted 1,271,070 40,712  147,877 1,459,659

[LOGO] AIG Sun America
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                  Investment Adviser                       DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven                                               PORTFOLIO HOLDINGS
 William F. Devin             AIG SunAmerica Asset Management Corp. The Fund is required to
 Samuel M. Eisenstat        Harborside Financial                    file its com-plete
 Stephen J. Gutman            Center                                schedule of portfolio
 Peter A. Harbeck           3200 Plaza 5                            holdings with the U.S.
 William J. Shea            Jersey City, NJ                         Securities and Exchange
                              07311-4992                            Commission for its first
Officers                                                            and third fiscal quarters
 Vincent M. Marra,         Distributor                              on Form N-Q. The Fund's
   President                AIG SunAmerica Capital                  Forms N-Q are available
 Donna M. Handel,             Services, Inc.                        on the U.S. Securities
   Treasurer                Harborside Financial                    and Exchange Commission's
 Gregory R. Kingston,         Center                                website at www.sec.gov.
   Vice President and       3200 Plaza 5                            You can also review and
   Assistant Treasurer      Jersey City, NJ                         obtain copies of the
 Cynthia A. Gibbons, Vice     07311-4992                            Forms N-Q at the U.S.
   President and Chief                                              Securities and Ex-change
   Compliance Officer      Shareholder Servicing                    Commission's Public
 Gregory N. Bressler,      Agent                                    Reference Room in
   Chief Legal              AIG SunAmerica Fund                     Washington, DC
   Officer and Secretary      Services, Inc.                        (information on the
 Nori L. Gabert,            Harborside Financial                    operation of the Public
   Assistant Secretary        Center                                Reference Room may be
 Corey A. Issing,           3200 Plaza 5                            ob-tained by calling
   Assistant Secretary      Jersey City, NJ                         1-800-SEC-0330).
 Kathryn A. Pearce,           07311-4992
   Assistant Treasurer                                              PROXY VOTING RECORD ON
                           Custodian and Transfer                   FUND PORTFOLIO SECURITIES
                           Agent                                    Information regarding how
                            State Street Bank and                   the Fund voted proxies
                              Trust Company                         related to securities
                            P.O. Box 219373                         held in the Fund's
                            Kansas City, MO 64141                   portfolio during the most
                                                                    recent twelve month
                           VOTING PROXIES ON FUND                   period ended June 30, is
                           PORTFOLIO SECURITIES                     available, once filed
                           A description of the                     with the U.S. Securities
                           policies and proce-dures                 and Exchange Commission
                           that the Fund uses to                    (i) without charge, upon
                           determine how to vote                    request, by calling
                           proxies relating to                      (800) 858-8850 or (ii) on
                           secu-rities held in the                  the U.S. Securities and
                           Fund's portfolio, which                  Exchange Commis-sion's
                           is available in the                      website at
                           Fund's State-ment of                     http://www.sec.gov.
                           Additional Information
                           and Form N-CSR, may be                   This report is submitted
                           obtained with-out charge                 solely for the general
                           upon request, by calling                 information of
                           (800) 858-8850. This                     shareholders of the Fund.
                           information is also                      Distribution of this
                           available from the EDGAR                 report to persons other
                           data-base on the U.S.                    than shareholders of the
                           Securities and Ex-change                 Fund is authorized only
                           Commission's website                     in connection with a
                           at http://www.sec.gov.                   currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund which
                                                                    must precede or accompany
                                                                    this report.

                                                                    The accompanying report
                                                                    has not been audited by
                                                                    independent accountants
                                                                    and accordingly no
                                                                    opinion has been
                                                                    expressed thereon.

[LOGO]


Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest. Funds distributed by AIG SunAmerica Capital Services, Inc.

www.sunamericafunds.com

SFSAN-6/06

Item 2. Code of Ethics.

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     None.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
              Exhibit 99.CERT.

          (3)  Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President
Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Vincent M. Marra
    --------------------
Vincent M. Marra
President

Date: September 7, 2006


By: /s/ Donna M. Handel
    -------------------
Donna M. Handel
Treasurer

Date: September 7, 2006